Document and Entity Information	Feb. 27, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Feb. 27, 2026
Entity File Number	1-8601
Entity Registrant Name	CreditRiskMonitor.com, Inc.
Entity Central Index Key	0000315958
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	36-2972588
City Area Code	845
Local Phone Number	230-3000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false